Trade receivables - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Trade and other receivables [abstract]
Interest on outstanding receivables		£ 0
Overdue trade receivables		£ 0
Provision required due to expected credit loss model